Consolidated Statements of Financial Position - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	£ 553,016	£ 483,577
Right of use assets, net	1,188,947	1,385,524
Property, plant and equipment	1,761,171	2,298,655
Total non-current assets	3,503,134	4,167,756
Current assets
Trade and other receivables	919,456	881,953
Corporation tax receivable	1,720,000	1,407,199
Cash and cash equivalents	4,808,060	1,566,688
Total current assets	7,447,516	3,855,840
Total assets	10,950,650	8,023,596
Equity
Share capital	397,493	195,476
Share premium	16,597,811
Accumulated deficit	(33,731,738)	(33,465,282)
Other reserves	16,710,757	16,710,757
Total equity	(25,677)	(16,559,049)
Non-current liabilities
Deferred income		1,865,873
Lease liabilities and similar	1,812,450	2,136,875
Total non-current liabilities	1,812,450	4,002,748
Current liabilities
Deferred income		1,978,660
Trade and other payables	2,159,058	4,103,615
Convertible loan	653,484	6,806,210
Convertible loan derivatives	2,439	6,925,654
Warrant derivative liabilities	6,020,863
Lease liabilities and similar	328,033	765,758
Total current liabilities	9,163,877	20,579,897
Total liabilities	10,976,327	24,582,645
Total equity and liabilities	£ 10,950,650	£ 8,023,596